Victory Variable Insurance Funds II
Victory Pioneer Select Mid Cap Growth

VCT Portfolio
(successor to Pioneer Select Mid Cap Growth VCT Portfolio)
Schedule of Investments | September 30, 2025

Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 9/30/25 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.0%
	Common Stocks — 99.9% of Net Assets
	Aerospace & Defense — 3.4%
3,088(a)	Axon Enterprise, Inc.	$ 2,216,072
7,120	BWX Technologies, Inc.	1,312,715
	Total Aerospace & Defense	$3,528,787
	Biotechnology — 3.9%
2,485(a)	Alnylam Pharmaceuticals, Inc.	$ 1,133,160
4,991(a)	Insmed, Inc.	718,754
10,382(a)	Natera, Inc.	1,671,191
16,862(a)	Vaxcyte, Inc.	607,369
	Total Biotechnology	$4,130,474
	Building Products — 1.3%
9,371(a)	Builders FirstSource, Inc.	$ 1,136,234
4,924(a)	Trex Co., Inc.	254,423
	Total Building Products	$1,390,657
	Capital Markets — 10.4%
7,470(a)	Bullish	$ 475,167
6,376	Evercore, Inc., Class A	2,150,752
35,945	Marex Group Plc	1,208,471
18,031(a)	Miami International Holdings, Inc.	725,928
2,518	MSCI, Inc.	1,428,738
23,367(a)	Robinhood Markets, Inc., Class A	3,345,687
11,558	StepStone Group, Inc., Class A	754,853
7,858	Tradeweb Markets, Inc., Class A	872,081
	Total Capital Markets	$10,961,677
	Communications Equipment — 0.8%
1,907	Motorola Solutions, Inc.	$ 872,052
	Total Communications Equipment	$872,052
	Consumer Finance — 0.5%
15,118(a)	Figure Technology Solutions, Inc., Class A	$ 549,842
	Total Consumer Finance	$549,842
	Consumer Staples Distribution & Retail — 0.9%
10,509(a)	BJ’s Wholesale Club Holdings, Inc.	$ 979,964
	Total Consumer Staples Distribution & Retail	$979,964
	Electric Utilities — 2.3%
14,710	NRG Energy, Inc.	$ 2,382,284
	Total Electric Utilities	$2,382,284
	Electrical Equipment — 8.5%
9,613(a)	Generac Holdings, Inc.	$ 1,609,216
8,143	Regal Rexnord Corp.	1,168,032
25,875(a)	Siemens Energy AG	3,020,235
20,911	Vertiv Holdings Co., Class A	3,154,633
	Total Electrical Equipment	$8,952,116

Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Shares		Value
	Electronic Equipment, Instruments & Components — 3.0%
13,480	Amphenol Corp., Class A	$ 1,668,150
25,883(a)	Flex, Ltd.	1,500,438
	Total Electronic Equipment, Instruments & Components	$3,168,588
	Entertainment — 4.7%
20,110(a)	ROBLOX Corp., Class A	$ 2,785,637
3,130(a)	Spotify Technology S.A.	2,184,740
	Total Entertainment	$4,970,377
	Ground Transportation — 1.6%
36,326(a)	Lyft, Inc., Class A	$ 799,535
3,003(a)	Saia, Inc.	898,978
	Total Ground Transportation	$1,698,513
	Health Care Equipment & Supplies — 3.7%
3(a)	Inspire Medical Systems, Inc.	$ 223
4,064(a)	Insulet Corp.	1,254,679
3,407(a)	Penumbra, Inc.	863,061
6,629	ResMed, Inc.	1,814,556
	Total Health Care Equipment & Supplies	$3,932,519
	Health Care Providers & Services — 1.8%
2,453	McKesson Corp.	$ 1,895,041
	Total Health Care Providers & Services	$1,895,041
	Health Care Technology — 1.7%
5,891(a)	Veeva Systems, Inc., Class A	$ 1,754,988
	Total Health Care Technology	$1,754,988
	Hotels, Restaurants & Leisure — 12.0%
2,312(a)	Airbnb, Inc., Class A	$ 280,722
18,785(a)	Cava Group, Inc.	1,134,802
24,250(a)	Chipotle Mexican Grill, Inc.	950,358
4,460(a)	DoorDash, Inc., Class A	1,213,075
23,091(a)	DraftKings, Inc., Class A	863,603
61,703(a)	Genius Sports, Ltd.	763,883
6,309	Marriott International, Inc., Class A	1,643,116
10,997(a)	Planet Fitness, Inc., Class A	1,141,489
9,053	Royal Caribbean Cruises, Ltd.	2,929,370
26,433(a)	Viking Holdings, Ltd.	1,643,075
	Total Hotels, Restaurants & Leisure	$12,563,493
	Household Durables — 1.3%
3,421(a)	TopBuild Corp.	$ 1,337,132
	Total Household Durables	$1,337,132
	Independent Power and Renewable Electricity Producers — 0.9%
2,304(a)	Talen Energy Corp.	$ 980,076
	Total Independent Power and Renewable Electricity Producers	$980,076
	Interactive Media & Services — 0.8%
25,332(a)	Pinterest, Inc., Class A	$ 814,930
	Total Interactive Media & Services	$814,930

Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 9/30/25 (unaudited) (continued)
Shares		Value
	IT Services — 4.8%
18,986(a)	Cloudflare, Inc., Class A	$ 4,074,206
3,185(a)	MongoDB, Inc.	988,560
	Total IT Services	$5,062,766
	Life Sciences Tools & Services — 1.0%
4,519	Agilent Technologies, Inc.	$ 580,014
3,481(a)	Repligen Corp.	465,305
	Total Life Sciences Tools & Services	$1,045,319
	Media — 0.5%
9,570(a)	Trade Desk, Inc., Class A	$ 469,026
	Total Media	$469,026
	Metals & Mining — 1.2%
88,367	thyssenkrupp AG	$ 1,211,249
	Total Metals & Mining	$1,211,249
	Oil, Gas & Consumable Fuels — 2.9%
45,554(a)	Comstock Resources, Inc.	$ 903,336
4,245	Expand Energy Corp.	450,989
7,355	HF Sinclair Corp.	384,961
19,887	Williams Cos., Inc.	1,259,841
	Total Oil, Gas & Consumable Fuels	$2,999,127
	Pharmaceuticals — 0.5%
29,024(a)	Edgewise Therapeutics, Inc.	$ 470,769
	Total Pharmaceuticals	$470,769
	Professional Services — 2.2%
5,552	Thomson Reuters Corp.	$ 862,392
5,805	Verisk Analytics, Inc.	1,460,016
	Total Professional Services	$2,322,408
	Semiconductors & Semiconductor Equipment — 5.1%
14,269(a)	Advanced Micro Devices, Inc.	$ 2,308,581
267	ASM International NV	160,121
4,400(a)	Astera Labs, Inc.	861,520
10,075(a)	Credo Technology Group Holding, Ltd.	1,467,021
6,479	Marvell Technology, Inc.	544,690
	Total Semiconductors & Semiconductor Equipment	$5,341,933
	Software — 8.1%
3,878(a)	AppLovin Corp., Class A	$ 2,786,498
17,018(a)	Datadog, Inc., Class A	2,423,363
2,028(a)	HubSpot, Inc.	948,698
2,459(a)	Monday.com, Ltd.	476,284
11,227(a)	Procore Technologies, Inc.	818,673
23,090(a)	Samsara, Inc., Class A	860,103
455(a)	Synopsys, Inc.	224,492
	Total Software	$8,538,111
	Specialized REITs — 0.8%
8,486	Iron Mountain, Inc.	$ 865,063
	Total Specialized REITs	$865,063

Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Shares		Value
	Specialty Retail — 3.2%
298(a)	AutoZone, Inc.	$ 1,278,491
7,729	Ross Stores, Inc.	1,177,822
16,549	Tractor Supply Co.	941,142
	Total Specialty Retail	$3,397,455
	Technology Hardware, Storage & Peripherals — 4.3%
16,072(a)	Sandisk Corp.	$ 1,803,278
7,405(a)	Super Micro Computer, Inc.	354,996
19,981	Western Digital Corp.	2,398,919
	Total Technology Hardware, Storage & Peripherals	$4,557,193
	Trading Companies & Distributors — 1.8%
2,004	WW Grainger, Inc.	$ 1,909,732
	Total Trading Companies & Distributors	$1,909,732
	Total Common Stocks (Cost $60,804,608)	$105,053,661

	SHORT TERM INVESTMENTS — 0.1% of Net Assets
	Open-End Fund — 0.1%
73,740(b)	Dreyfus Government Cash Management, Institutional Shares, 4.04%	$ 73,740
		$73,740
	TOTAL SHORT TERM INVESTMENTS (Cost $73,740)	$73,740
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.0% (Cost $60,878,348)	$105,127,401
	OTHER ASSETS AND LIABILITIES — (0.0)%†	$(5,554)
	net assets — 100.0%	$105,121,847

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2025.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2025 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$105,053,661	$—	$—	$105,053,661
Open-End Fund	73,740	—	—	73,740
Total Investments in Securities	$105,127,401	$—	$—	$105,127,401
During the period ended September 30, 2025, there were no transfers in or out of Level 3.
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